LONGTERM LOANS (Narrative) (Details)	12 Months Ended					1 Months Ended		12 Months Ended			0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jun. 28, 2013 Term Loan [Member] USD ($)	Sep. 30, 2014 ICBC Loan [Member] USD ($)	Sep. 30, 2014 ICBC Loan [Member] CNY	Dec. 31, 2014 ICBC Loan [Member]	Dec. 31, 2013 ICBC Loan [Member]	Jun. 28, 2013 ICBC Loan [Member] USD ($)	Jun. 28, 2013 ICBC Loan [Member] LIBOR [Member]	Sep. 26, 2011 Motel 168 [Member] USD ($)	Sep. 26, 2011 Motel 168 [Member] Term Loan [Member] CNY	Dec. 31, 2012 Motel 168 [Member] Term Loan [Member] USD ($)	Sep. 26, 2011 Motel 168 [Member] Term Loan [Member] LIBOR [Member]
Debt Disclosure [Line Items]
Credit facility, maximum borrowing capacity												$ 240,000,000
Interest rate of borrowing in addition to LIBOR											2.35%				3.90%
Total upfront fee													91,617,000
Loan period													4 years
Repayment of borrowing						117,000,000	719,000,000							123,000,000
Outstanding balance of loan		0	713,337,000		117,000,000					117,000,000				117,000,000
Accelerated fee amortization on early extinguishment of Term Loan	$ 0	0	41,872,000	0
Weighted average interest rate for borrowings								2.65%	3.47%